Long term debt (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of long term debt
Long term debt amounts are as follows:
Current:

	December 31, 2016	December 31, 2015
Credit Facility (note 13(b))	$8,246	$5,962
Less: deferred financing costs	(77)	(60)
	$8,169	$5,902
Long term:

	December 31, 2016	December 31, 2015
Credit Facility (note 13(b))	$31,326	$22,610
Series 1 Debentures (note 13(c))	—	19,927
Less: deferred financing costs	(60)	(457)
	$31,266	$42,080

Schedule of line of credit facilities	Credit Facility

	December 31, 2016	December 31, 2015
Term Loan	$28,572	$28,572
Revolver	11,000	—
Total Credit Facility	39,572	28,572
Less: current portion	(8,246)	(5,962)
	$31,326	$22,610